Note 21 - Stock-based Compensation	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Share-based Payment Arrangement [Text Block]
21.	Stock-based compensation

The Company has a stock option plan for certain officers, key full-time employees and directors of the Company and its subsidiaries, other than its Chairman & CEO who has a Long Term Arrangement as described in note
19.
Options are granted at the market price for the underlying shares on the day immediately prior to the date of grant. Each option vests over a four
-year term, expires
five
years from the date granted and allows for the purchase of
one
Subordinate Voting Share. All Subordinate Voting Shares issued are new shares. As at
December 31, 2020,
there were
352,500
options available for future grants.

Grants under the Company's stock option plan are equity-classified awards.

Stock option activity for the years ended
December 31, 2020
and
2019
was as follows:

			Weighted average
		Weighted	remaining	Aggregate
	Number of	average	contractual life	intrinsic
	options	exercise price	(years)	value
Shares issuable under options -
December 31, 2018	1,897,425	$45.08
Granted	960,000	70.99
Exercised	(632,075)	34.71
Forfeited	(223,750)	61.41
Shares issuable under options -
December 31, 2019	2,001,600	$58.96
Granted	547,250	85.79
Exercised	(344,225)	35.86
Forfeited	(14,500)	70.07
Shares issuable under options -
December 31, 2020	2,190,125	$69.22	3.2	$43,606
Options exercisable - December 31,2020	747,975	$60.51	2.3	$21,407

The Company incurred stock-based compensation expense related to these awards of
$9,628
during the year ended
December 31, 2020 (
2019
-
$7,831
). As at
December 31, 2020,
the range of option exercise prices was
$31.62
to
$88.90
per share.

The following table summarizes information about option exercises:

	Year ended December 31,
	2020	2019

Number of options exercised	344,225	632,075

Aggregate fair value	$25,919	$43,873
Intrinsic value	13,576	21,934
Amount of cash received	12,343	21,939

Tax benefit recognized	$102	$1,322

As at
December 31, 2020,
there was
$18,826
of unrecognized compensation cost related to non-vested awards which is expected to be recognized over the next four
years. During the year ended
December 31, 2020,
the fair value of options vested was
$7,841
(
2019
-
$6,727
).

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model, utilizing the following weighted average assumptions:

	As at December 31,
	2020	2019

Risk free rate	0.2%	2.1%
Expected life in years	4.41	4.75
Expected volatility	36.5%	28.8%
Dividend yield	0.1%	0.1%

Weighted average fair value per option granted	$28.33	$19.87

The risk-free interest rate is based on the implied yield of a zero
-coupon US Treasury bond with a term equal to the option's expected term. The expected life in years represents the estimated period of time until exercise and is based on historical experience. The expected volatility is based on the historical prices of the Company's shares over the previous four
years.